SCHEDULE II-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY) (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONDENSED STATEMENTS OF EARNINGS AND COMPREHENSIVE EARNINGS
Net investment income	$ 14,491	$ 14,221	$ 14,826	$ 15,293	$ 16,244	$ 15,954	$ 15,180	$ 16,303	$ 58,831	$ 63,681	$ 66,799
Net realized investment gains (losses)	9,139	5,481	(664)	11,416	2,691	(177)	10,050	4,472	25,372	17,036	23,243
Equity in earnings of unconsolidated investee									8,853	6,497	7,101
Interest expense on debt									(6,050)	(6,050)	(6,050)	(6,000)
Loss before income taxes	28,575	36,480	36,568	41,109	40,128	34,907	67,730	40,821	142,732	183,586	179,667
Income tax benefit									39,386	56,988	51,470
Net earnings	25,097	25,463	24,748	28,038	29,931	23,969	44,992	27,706	103,346	126,598	128,197
Unrealized gains on securities:
Unrealized holding gains (losses) arising during the period									44,079	32,230	33,552
Less: reclassification adjustment for losses (gains) included in net earnings									(18,234)	(10,897)	(14,971)
Other comprehensive earnings (OCI)									25,845	21,333	18,581
Comprehensive earnings									129,191	147,931	146,778
PARENT COMPANY
CONDENSED STATEMENTS OF EARNINGS AND COMPREHENSIVE EARNINGS
Net investment income									837	1,179	675
Net realized investment gains (losses)									(2,834)	42	(13)
Equity in earnings of unconsolidated investee									8,853	6,497	7,101
Selling, general and administrative expenses									(7,867)	(7,766)	(7,998)
Interest expense on debt									(6,050)	(6,050)	(6,050)
Loss before income taxes									(7,061)	(6,098)	(6,285)
Income tax benefit									(8,071)	(4,949)	(8,754)
Net earnings (loss) before equity in net earnings of subsidiaries									1,010	(1,149)	2,469
Equity in net earnings of subsidiaries									102,336	127,747	125,728
Net earnings									103,346	126,598	128,197
Unrealized gains on securities:
Unrealized holding gains (losses) arising during the period									807	277	(530)
Less: reclassification adjustment for losses (gains) included in net earnings									(70)	(27)	8
Other comprehensive income (loss) - parent only									737	250	(522)
Equity in other comprehensive earnings of subsidiaries/investees									25,108	21,083	19,103
Other comprehensive earnings (OCI)									25,845	21,333	18,581
Comprehensive earnings									$ 129,191	$ 147,931	$ 146,778